RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2—RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 28, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on November 30, 2020 (the “Post-IPO Balance Sheet”), and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 28, 2021, as well as the Form 10-Qs for the quarterly periods ended. March 31, 2021 and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in the Company’s Form 10-Q for the quarterly period ended September 30, 2021.
Impact of the Restatement
The change in the carrying value of the redeemable shares of Class A ordinary shares in the IPO Balance Sheet resulted in a decrease of approximately $7.9 million in additional paid-in capital and an increase of approximately $21.8 million to accumulated deficit, as well as a reclassification of 3,111,956 shares of Class A ordinary shares from permanent equity to temporary equity as presented below.
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
As of November 23, 2020
Total assets	$154,056,837		$154,056,837
Total liabilities	$28,393,183		$28,393,183
Class A ordinary shares subject to possible redemption	120,663,653	31,586,347	152,250,000
Preferred shares	—	—	—
Class A ordinary shares	311	(311)	—
Class B ordinary shares	431	—	431
Additional paid-in capital	7,920,772	(7,920,772)	—
Accumulated deficit	(4,785,937)	(21,800,841)	(26,586,777)
Total shareholders’ equity (deficit)	$5,000,001	$(31,586,347)	$(26,586,346)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$154,056,837	$—	$154,056,837
The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
As of December 31, 2020
Total assets	$176,864,117		$176,864,117
Total liabilities	$34,577,368		$34,577,368
Class A ordinary shares subject to possible redemption	137,286,748	37,800,752	175,087,500
Preferred shares	—	—	—
Class A ordinary shares	372	(372)	—
Class B ordinary shares	431	—	431
Additional paid-in capital	12,797,958	(12,797,958)	—
Accumulated deficit	(7,798,760)	(25,002,422)	(32,801,182)
Total shareholders’ equity (deficit)	$5,000,001	$(37,800,752)	$(32,800,751)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$176,864,117	$—	$176,864,117
The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Period From August 20, 2020 (Inception) Through December 31, 2020
Cash Flow from Operating Activities	$(327,906)	$—	$(327,906)
Cash Flows used in Investing Activities	$(175,087,501)	$—	$(175,087,501)
Cash Flows provided by Financing Activities	$176,894,335	$—	$176,894,335
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$350,000	$—	$350,000
Offering costs paid by Sponsor in exchange for issuance of founder shares	20,000	20,000
Deferred underwriting fee payable	$6,037,500	$—	$6,037,500
Initial value of Class A ordinary shares subject to possible redemption	$139,789,675	$35,297,825	$175,087,500
Change in value of Class A ordinary shares subject to possible redemption	$(2,502,627)	$ 2,502,627	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the period ended December 31, 2020:
	Earnings Per Share
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
For the period From August 20, 2020 (Inception) Through December 31, 2020
Net loss	$(7,798,760)	$—	$(7,798,760)
Weighted average shares outstanding – Class A ordinary shares	17,134,615	(11,831,044)	5,303,571
Basic and diluted earnings per share – Class A ordinary shares	$—	$(0.85)	$(0.85)
Weighted average shares outstanding – Class B ordinary shares	3,915,179	—	3,915,179
Basic and diluted earnings per share – Class B ordinary shares	$(1.99)	$1.14	$(0.85)
Going Concern
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until May 23, 2022 to consummate the proposed Business Combination. If a business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after November 23, 2022. The Company intends to complete the proposed Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by November 23, 2022.